Borrowings - Short-Term and Long-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Short-term borrowings [Abstract]
Total	¥ 602,131	[1]	¥ 738,445	[1]
Long-term borrowings [Abstract]
Long-term borrowings from banks and other financial institutions	2,787,729	[2]	2,631,019	[2]
Bonds and notes issued	5,257,772	[3]	4,783,959	[3]
Subtotal	8,045,501		7,414,978
Trading balances of secured borrowings	181,562		177,390
Total	8,227,063		7,592,368
Fixed-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	1,432,388	[3]	1,303,757	[3]
Fixed-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	1,340,495	[3]	1,079,275	[3]
Floating-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	324,279	[3]	390,261	[3]
Floating-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	85,805	[3]	69,286	[3]
Index / Equity-linked obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	1,367,051	[3]	1,296,966	[3]
Index / Equity-linked obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	707,754	[3]	644,414	[3]
Short-term borrowings [Member]
Short-term borrowings [Abstract]
Commercial paper	246,866	[1]	296,656	[1]
Bank borrowings	303,583	[1]	344,983	[1]
Other	¥ 51,682	[1]	¥ 96,806	[1]

[1]	Includes secured borrowings of \13,779 million as of March 31, 2013 and \10,715 million as of March 31, 2014.
[2]	Includes secured borrowings of \3,039 million as of March 31, 2013 and \139,270 million as of March 31, 2014.
[3]	Includes secured borrowings of \458,342 million as of March 31, 2013 and \423,994 million as of March 31, 2014.